Prepayments and other current assets - Schedule of Prepayment and Other Current Assets (Parenthetical) (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Impairment charges	¥ 4,500	$ 690